CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares
Revenues	¥ 482,392	$ 73,627	¥ 835,314	¥ 1,074,278
Cost of revenues (exclusive of amortization of intangible assets shown separately below, including transactions with related parties of RMB69,333, RMB92,591 and RMB45,757 for the years ended March 31, 2019, 2020 and 2021, respectively)	(183,112)	(27,948)	(293,757)	(313,788)
Sales and marketing expenses	(229,775)	(35,071)	(613,183)	(743,732)
Research and development expenses	(103,474)	(15,793)	(171,137)	(236,446)
General and administrative expenses	(103,038)	(15,727)	(128,152)	(168,379)
Amortization of intangible assets	(341,802)	(52,169)	(331,294)	(194,874)
Goodwill impairment			(1,382,149)
Other income, net	49,885	7,614	11,472	8,761
Loss from operations	(428,924)	(65,467)	(2,072,886)	(574,180)
Interest income	19,601	2,992	29,312	33,700
Gain/(Loss) from investments, net	86,497	13,202	(66,550)	31,236
Loss before income tax and share of results of equity investee	(322,826)	(49,273)	(2,110,124)	(509,244)
Income tax benefits/(expenses)	(5,181)	(791)	590	17,217
Share of results of equity method investees	36	5	(114,104)	5,752
Net loss	(327,971)	(50,059)	(2,223,638)	(486,275)
Net loss attributable to MOGU Inc.	(327,971)	(50,059)	(2,223,638)	(486,275)
Accretion on convertible redeemable preferred shares to redemption value				(509,904)
Deemed dividends to preferred shareholders				(89,076)
Net loss attributable to MOGU Inc.'s ordinary shareholders	(327,971)	(50,059)	(2,223,638)	(1,085,255)
Net loss	(327,971)	(50,059)	(2,223,638)	(486,275)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(72,993)	(11,141)	105,433	55,440
Share of other comprehensive income/(loss) of equity method investees			(145)	938
Unrealized securities holding gains/(losses), net of tax	(31,658)	(4,832)	18,713	25,067
Total comprehensive loss	(432,622)	(66,032)	(2,099,637)	(404,830)
Total comprehensive loss attributable to MOGU Inc.	¥ (432,622)	$ (66,032)	¥ (2,099,637)	¥ (404,830)
Net loss per share attributable to ordinary shareholders
Basic | (per share)	¥ (0.12)	$ (0.02)	¥ (0.82)	¥ (0.87)
Diluted | (per share)	¥ (0.12)	$ (0.02)	¥ (0.82)	¥ (0.87)
Weighted average number of shares used in computing net loss per share
Basic | shares	2,630,425,361	2,630,425,361	2,718,827,977	1,247,998,533
Diluted | shares	2,630,425,361	2,630,425,361	2,718,827,977	1,247,998,533
Cost of Revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ (2,464)	$ (376)	¥ 2,747	¥ (13,916)
General and Administrative Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(14,475)	(2,209)	(17,740)	(64,433)
Sales and Marketing Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(5,416)	(827)	(7,927)	(9,558)
Research and Development Expenses
Share-based compensation expenses included in:
Share-based compensation expenses	(3,940)	(601)	(9,265)	(15,161)
Commission Revenues
Revenues	318,602	48,628	438,274	507,728
Marketing Services Revenues
Revenues	71,345	10,889	243,081	395,747
Financing Solutions Revenues
Revenues	49,285	7,522	53,989	49,076
Other Revenues
Revenues	¥ 43,160	$ 6,588	¥ 99,970	¥ 121,727